Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Share-based payment reserves	Other reserves	Accumulated losses	Surplus / (deficit) attributable to the equity holders of the Parent	Non-controlling interest	Total
Balance at Dec. 31, 2021	$ 1,721	$ 32,109,245	$ 3,162,544	$ (100,774)	$ (62,015,211)	$ (26,842,475)	$ (1,120,946)	$ (27,963,421)
Share-based payments (note 21)			(1,650,054)			(1,650,054)		(1,650,054)
Issuance of Shares upon reverse recapitalization, net of issuance costs	748	73,392,243				73,392,991		73,392,991
Share based payment for service providers (note 20)	29	2,899,971				2,900,000		2,900,000
Loans converted to equity (note 28)	79	7,738,105				7,738,184		7,738,184
Issuance of common shares upon exercise of warrants	24	365,676				365,700		365,700
Movement in other reserves				100,774	(100,774)
Total comprehensive loss					(61,019,350)	(61,019,350)	(201,682)	(61,221,032)
Balance at Dec. 31, 2022	2,601	116,505,240	1,512,490		(123,135,335)	(5,115,004)	(1,322,628)	(6,437,632)
Share-based payments (note 21)	55	919,861	(1,096,917)			(177,001)		(177,001)
Share based payment for board of directors (note 20)	14	194,986				195,000		195,000
Share based payment for service providers (note 20)	95	2,849,905				2,850,000		2,850,000
Loans converted to equity (note 28)	206	5,136,794				5,137,000		5,137,000
Total comprehensive loss					(15,813,351)	(15,813,351)	147,717	(15,665,634)
Balance at Dec. 31, 2023	2,971	125,606,786	415,573		(138,948,686)	(12,923,356)	(1,174,911)	(14,098,267)
Share-based payments (note 21)	17	183,095	(350,952)			(167,840)		(167,840)
Issuance of shares upon acquisition of assets (note 20)	3,698	136,496,285				136,499,983		136,499,983
Total comprehensive loss					(63,554,582)	(63,554,582)	(37,966)	(63,592,548)
Balance at Dec. 31, 2024	$ 6,686	$ 262,286,166	$ 64,621		$ (202,503,268)	$ 59,854,205	$ (1,212,877)	$ 58,641,328